Earnings per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per Share
(13)	Earnings per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share gives effect to all dilutive potential common shares that were outstanding during the year. The calculations of basic and diluted earnings per share are as follows for the years indicated:

	2014	2013	2012

Basic earnings per common share:
Net income	$7,654	$4,974	$2,822
Less:
Preferred stock dividends and accretion of discount	0	615	1,784
Net income available to common shareholders	$7,654	$4,359	$1,038
Basic earnings per share	$1.46	$0.83	$0.20

Diluted earnings per common share:

Net income	$7,654	$4,974	$2,822
Less:
Preferred stock dividends and accretion of discount	0	615	1,784
Net income available to common shareholders	$7,654	$4,359	$1,038
Average shares outstanding	5,233,986	5,233,986	5,233,986
Effect of dilutive stock options	0	0	0
Average shares outstanding including dilutive stock options	5,233,986	5,233,986	5,233,986
Diluted earnings per share	$1.46	$0.83	$0.20

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during the period, except when the Company has a loss from continuing operations available to common shareholders. In addition, proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period.

The following options to purchase shares during the years ended December 31, 2014, 2013 and 2012 were not included in the respective computations of diluted earnings per share because the exercise price of the option, when combined with the effect of the unamortized compensation expense, was greater than the average market price of the common shares and were considered anti-dilutive.

	2014	2013	2012
Anti-dilutive shares - option shares	96,481	126,286	232,947
Anti-dilutive shares - warrant shares	0	0	310,563
Total anti-dilutive shares	96,481	126,286	543,510